Property, Software and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Property, Software and Equipment, Net [Abstract]
Depreciation expense	$ 1,043	$ 1,272
Impairment loss